Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 65,159	$ 84,173
Income taxes receivable	41,400
R and D state tax credit	22,642
Supplies inventory	17,072	17,105
Other	70,292	63,210
Total	$ 216,565	$ 164,488